Schedule I - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule I - Condensed Financial Information Of Registrant	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIESAccounting for Subsidiaries and Affiliates – IPALCO has accounted for the earnings of its subsidiaries on the equity method in the unconsolidated condensed financial information.FAIR VALUE
The fair value of financial assets and liabilities approximate their reported carrying amounts. The estimated fair values of the Company’s assets and liabilities have been determined using available market information. As these amounts are estimates and based on hypothetical transactions to sell assets or transfer liabilities, the use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair Value Hierarchy and Valuation Techniques

ASC 820 defined and established a framework for measuring fair value and expands disclosures about fair value measurements for financial assets and liabilities that are adjusted to fair value on a recurring basis and/or financial assets and liabilities that are measured at fair value on a nonrecurring basis, which have been adjusted to fair value during the period. In accordance with ASC 820, we have categorized our financial assets and liabilities that are adjusted to fair value, based on the priority of the inputs to the valuation technique, following the three-level fair value hierarchy prescribed by ASC 820 as follows:

Level 1 - unadjusted quoted prices for identical assets or liabilities in an active market;

Level 2 - inputs from quoted prices in markets where trading occurs infrequently or quoted prices of instruments with similar attributes in active markets; and

Level 3 - unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

Whenever possible, quoted prices in active markets are used to determine the fair value of our financial instruments. Our financial instruments are not held for trading or other speculative purposes. The estimated fair value of financial instruments has been determined by using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Financial Assets

VEBA Assets

IPALCO has VEBA investments that are to be used to fund certain employee postretirement health care benefit plans. These assets are primarily comprised of open-ended mutual funds, which are valued using the net assets value per unit. These investments are recorded at fair value within "Other non-current assets" on the accompanying Consolidated Balance Sheets and classified as equity securities. All changes to fair value on the VEBA investments are included in income in the period that the changes occur. These changes to fair value were not material for the years ended December 31, 2020, 2019, or 2018. Any unrealized gains or losses are recorded in "Other income / (expense), net" on the accompanying Unconsolidated Statements of Operations.
Financial Liabilities

Interest Rate Hedges

In March 2019, we entered into forward interest rate hedges, which were amended in April 2020. The interest rate hedges have a combined notional amount of $400.0 million. All changes in the market value of the interest rate hedges are recorded in AOCL. See also Note 3, "Derivative Instruments and Hedging Activities - Cash Flow Hedges" for further information.

Summary

The fair value of assets and liabilities at December 31, 2020 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2020	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
VEBA investments:
Money market funds	$16	$16	$—	$—
Mutual funds	3,209	—	3,209	—
Total VEBA investments	3,225	16	3,209	—
Total financial assets measured at fair value	$3,225	$16	$3,209	$—
Financial liabilities:
Interest rate hedges	$63,215	$—	$63,215	$—
Total financial liabilities measured at fair value	$63,215	$—	$63,215	$—

The fair value of assets and liabilities at December 31, 2019 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2019	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
VEBA investments:
Money market funds	$25	$25	$—	$—
Mutual funds	2,854	—	2,854	—
Total VEBA investments	2,879	25	2,854	—
Total financial assets measured at fair value	$2,879	$25	$2,854	$—
Financial liabilities:
Interest rate hedges	$26,560	$—	$26,560	$—
Total financial liabilities measured at fair value	$26,560	$—	$26,560	$—
Financial Instruments not Measured at Fair Value in the Consolidated Balance Sheets

Debt

The fair value of our outstanding fixed-rate debt has been determined on the basis of the quoted market prices of the specific securities issued and outstanding. In certain circumstances, the market for such securities was inactive and therefore the valuation was adjusted to consider changes in market spreads for similar securities. Accordingly, the purpose of this disclosure is not to approximate the value on the basis of how the debt might be refinanced.

The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2020		December 31, 2019
	Face Value	Fair Value	Face Value	Fair Value
	(In Thousands)
Fixed-rate	$880,000	$992,615	$810,000	$826,382
Variable-rate	—	—	65,000	65,000
Total indebtedness	$880,000	$992,615	$875,000	$891,382

The difference between the face value and the carrying value of this indebtedness represents the following:

•unamortized deferred financing costs of $8.6 million and $4.0 million at December 31, 2020 and 2019, respectively; and
•unamortized discounts of $0.6 million and $0.3 million at December 31, 2020 and 2019, respectively.
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
We use derivatives principally to manage the interest rate risk associated with refinancing our long-term debt. The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts. Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required. We monitor and value derivative positions monthly as part of our risk management processes. We use published sources for pricing, when possible, to mark positions to market. All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges if they qualify under ASC 815 for accounting purposes.

At December 31, 2020, IPALCO's outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/(Sales) (in thousands)
Interest rate hedges	Designated	USD	$400,000	$—	$400,000
(a)    Refers to whether the derivative instruments have been designated as a cash flow hedge.

Cash Flow Hedges

As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. The fair values of cash flow hedges determined by current public market prices will continue to fluctuate with changes in market prices up to contract expiration. With the adoption of ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities effective January 1, 2019, we are no longer required to calculate effectiveness and thus the entire change in the fair value of a hedging instrument is now recorded in other comprehensive income and amounts deferred are reclassified to earnings in the same income statement line as the hedged item in the period in which it settles.

In March 2019, we entered into three forward interest rate swaps to hedge the interest risk associated with refinancing future debt. The three interest rate swaps have a combined notional amount of $400.0 million. In April 2020, we de-designated the swaps as cash flow hedges and froze the AOCL of $72.3 million at the date of de-
designation. The interest rate swaps were then amended and re-designated as cash flow hedges to hedge the interest rate risk associated with refinancing the 2024 IPALCO Notes. The amended interest rate swaps have a combined notional amount of $400.0 million and will be settled when the 2024 IPALCO Notes are refinanced. The $72.3 million of AOCL associated with the interest rate swaps through the date of the amendment will be amortized out of AOCL into interest expense over the remaining life of the 2030 IPALCO Notes, while any changes in fair value associated with the amended interest rate swaps will be recognized in AOCL going forward.

The following tables provide information on gains or losses recognized in AOCL for the cash flow hedges for the period indicated:

	Interest Rate Hedges for the Year Ended December 31,
$ in thousands (net of tax)	2020	2019	2018
Beginning accumulated derivative gain / (loss) in AOCL	$(19,750)	$—	$—

Net losses associated with current period hedging transactions	(27,779)	(19,750)	—
Net losses reclassified to interest expense, net of tax	4,109	—	—
Ending accumulated derivative loss in AOCL	$(43,420)	$(19,750)	$—

Loss expected to be reclassified to earnings in the next twelve months	$(5,375)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	45

When applicable, IPALCO has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements. As of December 31, 2020, IPALCO had $6.1 million of collateral in a broker margin account which offsets our loss positions on the interest rate hedges.

The following table summarizes the fair value, balance sheet classification and hedging designation of IPALCO's derivative instruments:

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2020	2019
Interest rate hedges	Cash Flow Hedge	Accrued and other current liabilities	$—	$26,560
Interest rate hedges	Cash Flow Hedge	Derivative liabilities, non-current	$63,215	$—
DEBT
The following table presents IPALCO’s long-term indebtedness:

			December 31,
Series	Due		2020	2019
			(In Thousands)
Long-Term Debt
Term Loan	July 2020		$—	$65,000
3.45% Senior Secured Notes	July 2020	—	—	405,000
3.70% Senior Secured Notes	September 2024	—	405,000	405,000
4.25% Senior Secured Notes	May 2030		475,000	—
Unamortized discount – net			(625)	(313)
Deferred financing costs – net			(8,600)	(3,959)
Total long-term debt			870,775	870,728
Less: current portion of long-term debt			—	469,313
Net long-term debt			$870,775	$401,415

IPALCO’s Senior Secured Notes and Term Loan

In April 2020, IPALCO completed the sale of the $475 million aggregate principal amount of 4.25% 2030 IPALCO Notes pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended. We used the net proceeds from this offering to retire the $65 million Term Loan on April 14, 2020. The remaining net proceeds, together with cash on hand, were used to redeem the 2020 IPALCO Notes on May 14, 2020, and to pay certain related fees, expenses and make-whole premiums. A loss on early extinguishment of debt of $2.4 million for the 2020 IPALCO Notes is included as a separate line item within "Other Income/(Expense), Net" in the accompanying Unconsolidated Statements of Operations.

The 2030 IPALCO Notes are secured by IPALCO’s pledge of all of the outstanding common stock of IPL. The lien on the pledged shares is shared equally and ratably with IPALCO’s existing senior secured notes. IPALCO has also agreed to register the 2030 IPALCO Notes under the Securities Act by filing an exchange offer registration statement or, under specified circumstances, a shelf registration statement with the SEC pursuant to a Registration Rights Agreement dated April 14, 2020.